Shareholder Report, Holdings (Details)	Dec. 31, 2024
Oberweis Micro-Cap Fund | Investor Class [Member] | ADMA Biologics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Oberweis Micro-Cap Fund | Investor Class [Member] | Ultra Clean Hldgs., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Oberweis Micro-Cap Fund | Investor Class [Member] | Primoris Services Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Oberweis Micro-Cap Fund | Investor Class [Member] | Applied Optoelectronics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Oberweis Micro-Cap Fund | Investor Class [Member] | Camtek Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Oberweis Micro-Cap Fund | Investor Class [Member] | American Superconductor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Oberweis Micro-Cap Fund | Investor Class [Member] | IMAX Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Oberweis Micro-Cap Fund | Investor Class [Member] | Blue Bird Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Oberweis Micro-Cap Fund | Investor Class [Member] | Rush Street Interactive, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Oberweis Micro-Cap Fund | Investor Class [Member] | Cellebrite DI Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Oberweis Micro-Cap Fund | Investor Class [Member] | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Oberweis Micro-Cap Fund | Investor Class [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Oberweis Micro-Cap Fund | Investor Class [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Oberweis Micro-Cap Fund | Investor Class [Member] | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Oberweis Micro-Cap Fund | Investor Class [Member] | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Oberweis Micro-Cap Fund | Investor Class [Member] | Healthcare Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Oberweis Micro-Cap Fund | Investor Class [Member] | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Oberweis Micro-Cap Fund | Investor Class [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Oberweis Micro-Cap Fund | Investor Class [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Oberweis Micro-Cap Fund | Investor Class [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Oberweis Micro-Cap Fund | Investor Class [Member] | Equity Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.30%
Oberweis Micro-Cap Fund | Investor Class [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Oberweis Micro-Cap Fund | Institutional Class [Member] | ADMA Biologics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Ultra Clean Hldgs., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Primoris Services Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Applied Optoelectronics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Camtek Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Oberweis Micro-Cap Fund | Institutional Class [Member] | American Superconductor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Oberweis Micro-Cap Fund | Institutional Class [Member] | IMAX Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Blue Bird Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Rush Street Interactive, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Cellebrite DI Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Healthcare Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Equity Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.30%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Credo Technology Group Hldg. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | SharkNinja, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | SkyWest, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Doximity, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Encompass Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Zeta Global Hldgs. Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Frontdoor, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Flowserve Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Genpact Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | ICU Medical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Healthcare Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Healthcare Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Equity Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Credo Technology Group Hldg. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | SharkNinja, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | SkyWest, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Doximity, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Encompass Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Zeta Global Hldgs. Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Frontdoor, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Flowserve Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Genpact Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | ICU Medical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Healthcare Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Healthcare Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Equity Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Oberweis Global Opportunities Fund | Investor Class [Member] | ADMA Biologics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Oberweis Global Opportunities Fund | Investor Class [Member] | Credo Technology Group Hldg. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Oberweis Global Opportunities Fund | Investor Class [Member] | SharkNinja, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Oberweis Global Opportunities Fund | Investor Class [Member] | Zeta Global Hldgs. Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Oberweis Global Opportunities Fund | Investor Class [Member] | Veracyte, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Oberweis Global Opportunities Fund | Investor Class [Member] | Ashtead Technology Hldgs. PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Oberweis Global Opportunities Fund | Investor Class [Member] | Marks & Spencer Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Oberweis Global Opportunities Fund | Investor Class [Member] | Asics Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Oberweis Global Opportunities Fund | Investor Class [Member] | Parsons Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Oberweis Global Opportunities Fund | Investor Class [Member] | Accelleron Industries AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Oberweis Global Opportunities Fund | Investor Class [Member] | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Oberweis Global Opportunities Fund | Investor Class [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Oberweis Global Opportunities Fund | Investor Class [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Oberweis Global Opportunities Fund | Investor Class [Member] | Healthcare Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Oberweis Global Opportunities Fund | Investor Class [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Oberweis Global Opportunities Fund | Investor Class [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Oberweis Global Opportunities Fund | Investor Class [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Oberweis Global Opportunities Fund | Investor Class [Member] | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Oberweis Global Opportunities Fund | Investor Class [Member] | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Oberweis Global Opportunities Fund | Investor Class [Member] | Trading Co. & Distribution [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Oberweis Global Opportunities Fund | Investor Class [Member] | Equity Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.00%
Oberweis Global Opportunities Fund | Investor Class [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Oberweis Global Opportunities Fund | Institutional Class [Member] | ADMA Biologics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Credo Technology Group Hldg. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Oberweis Global Opportunities Fund | Institutional Class [Member] | SharkNinja, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Zeta Global Hldgs. Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Veracyte, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Ashtead Technology Hldgs. PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Marks & Spencer Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Asics Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Parsons Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Accelleron Industries AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Healthcare Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Trading Co. & Distribution [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Equity Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.00%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Oberweis China Opportunities Fund | Investor Class [Member] | Tencent Hldgs. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Oberweis China Opportunities Fund | Investor Class [Member] | Alibaba Group Hldg. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Oberweis China Opportunities Fund | Investor Class [Member] | Taiwan Semiconductor Manufacturing Co. Ltd. ADS [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Oberweis China Opportunities Fund | Investor Class [Member] | Pop Mart International Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Oberweis China Opportunities Fund | Investor Class [Member] | Xiaomi Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Oberweis China Opportunities Fund | Investor Class [Member] | Trip.com Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Oberweis China Opportunities Fund | Investor Class [Member] | Meituan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Oberweis China Opportunities Fund | Investor Class [Member] | China Construction Bank Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Oberweis China Opportunities Fund | Investor Class [Member] | GDS Hldgs. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Oberweis China Opportunities Fund | Investor Class [Member] | PDD Hldgs. ADS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Oberweis China Opportunities Fund | Investor Class [Member] | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Oberweis China Opportunities Fund | Investor Class [Member] | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Oberweis China Opportunities Fund | Investor Class [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Oberweis China Opportunities Fund | Investor Class [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Oberweis China Opportunities Fund | Investor Class [Member] | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Oberweis China Opportunities Fund | Investor Class [Member] | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Oberweis China Opportunities Fund | Investor Class [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Oberweis China Opportunities Fund | Investor Class [Member] | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Oberweis China Opportunities Fund | Investor Class [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Oberweis China Opportunities Fund | Investor Class [Member] | Information Technology Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Oberweis China Opportunities Fund | Investor Class [Member] | Equity Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.80%
Oberweis China Opportunities Fund | Investor Class [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Oberweis China Opportunities Fund | Investor Class [Member] | Other Liabilities less Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
Oberweis China Opportunities Fund | Institutional Class [Member] | Tencent Hldgs. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Oberweis China Opportunities Fund | Institutional Class [Member] | Alibaba Group Hldg. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Oberweis China Opportunities Fund | Institutional Class [Member] | Taiwan Semiconductor Manufacturing Co. Ltd. ADS [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Oberweis China Opportunities Fund | Institutional Class [Member] | Pop Mart International Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Oberweis China Opportunities Fund | Institutional Class [Member] | Xiaomi Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Oberweis China Opportunities Fund | Institutional Class [Member] | Trip.com Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Oberweis China Opportunities Fund | Institutional Class [Member] | Meituan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Oberweis China Opportunities Fund | Institutional Class [Member] | China Construction Bank Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Oberweis China Opportunities Fund | Institutional Class [Member] | GDS Hldgs. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Oberweis China Opportunities Fund | Institutional Class [Member] | PDD Hldgs. ADS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Oberweis China Opportunities Fund | Institutional Class [Member] | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Oberweis China Opportunities Fund | Institutional Class [Member] | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Oberweis China Opportunities Fund | Institutional Class [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Oberweis China Opportunities Fund | Institutional Class [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Oberweis China Opportunities Fund | Institutional Class [Member] | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Oberweis China Opportunities Fund | Institutional Class [Member] | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Oberweis China Opportunities Fund | Institutional Class [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Oberweis China Opportunities Fund | Institutional Class [Member] | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Oberweis China Opportunities Fund | Institutional Class [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Oberweis China Opportunities Fund | Institutional Class [Member] | Information Technology Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Oberweis China Opportunities Fund | Institutional Class [Member] | Equity Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.80%
Oberweis China Opportunities Fund | Institutional Class [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Oberweis China Opportunities Fund | Institutional Class [Member] | Other Liabilities less Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
Oberweis International Opportunities Fund | Investor Class [Member] | Accelleron Industries AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Oberweis International Opportunities Fund | Investor Class [Member] | Intermediate Capital Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Oberweis International Opportunities Fund | Investor Class [Member] | Marks and Spencer Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Oberweis International Opportunities Fund | Investor Class [Member] | Fujikura Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Oberweis International Opportunities Fund | Investor Class [Member] | Games Workshop Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Oberweis International Opportunities Fund | Investor Class [Member] | Santen Pharmaceutical Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Oberweis International Opportunities Fund | Investor Class [Member] | JB Hi-Fi Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Oberweis International Opportunities Fund | Investor Class [Member] | Saab AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Oberweis International Opportunities Fund | Investor Class [Member] | CTS Eventim AG & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Oberweis International Opportunities Fund | Investor Class [Member] | JVCKenwood Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Oberweis International Opportunities Fund | Investor Class [Member] | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Oberweis International Opportunities Fund | Investor Class [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Oberweis International Opportunities Fund | Investor Class [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Oberweis International Opportunities Fund | Investor Class [Member] | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Oberweis International Opportunities Fund | Investor Class [Member] | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Oberweis International Opportunities Fund | Investor Class [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Oberweis International Opportunities Fund | Investor Class [Member] | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Oberweis International Opportunities Fund | Investor Class [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Oberweis International Opportunities Fund | Investor Class [Member] | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Oberweis International Opportunities Fund | Investor Class [Member] | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Oberweis International Opportunities Fund | Investor Class [Member] | Equity Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
Oberweis International Opportunities Fund | Investor Class [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Oberweis International Opportunities Fund | Investor Class [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Oberweis International Opportunities Fund | Institutional Class [Member] | Accelleron Industries AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Oberweis International Opportunities Fund | Institutional Class [Member] | Intermediate Capital Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Oberweis International Opportunities Fund | Institutional Class [Member] | Marks and Spencer Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Oberweis International Opportunities Fund | Institutional Class [Member] | Fujikura Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Oberweis International Opportunities Fund | Institutional Class [Member] | Games Workshop Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Oberweis International Opportunities Fund | Institutional Class [Member] | Santen Pharmaceutical Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Oberweis International Opportunities Fund | Institutional Class [Member] | JB Hi-Fi Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Oberweis International Opportunities Fund | Institutional Class [Member] | Saab AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Oberweis International Opportunities Fund | Institutional Class [Member] | CTS Eventim AG & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Oberweis International Opportunities Fund | Institutional Class [Member] | JVCKenwood Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Oberweis International Opportunities Fund | Institutional Class [Member] | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Oberweis International Opportunities Fund | Institutional Class [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Oberweis International Opportunities Fund | Institutional Class [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Oberweis International Opportunities Fund | Institutional Class [Member] | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Oberweis International Opportunities Fund | Institutional Class [Member] | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Oberweis International Opportunities Fund | Institutional Class [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Oberweis International Opportunities Fund | Institutional Class [Member] | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Oberweis International Opportunities Fund | Institutional Class [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Oberweis International Opportunities Fund | Institutional Class [Member] | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Oberweis International Opportunities Fund | Institutional Class [Member] | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Oberweis International Opportunities Fund | Institutional Class [Member] | Equity Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
Oberweis International Opportunities Fund | Institutional Class [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Oberweis International Opportunities Fund | Institutional Class [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Rheinmetall AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Oberweis Focused International Growth Fund | Institutional Class [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Hitachi Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Zurich Insurance Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Rolls-Royce Hldgs. PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Dollarama, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Heidelberg Materials AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Cadence Design Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Sony Group Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Equity Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.70%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%